	RMB Fund
	Portfolio Holdings As of March 31, 2020 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 97.8%
	(percentage of net assets)
	COMMUNICATION SERVICES 4.7%
*	Alphabet, Inc. - Class A	3,231	$3,754,260

	CONSUMER DISCRETIONARY 12.4%
*	Booking Holdings, Inc.	1,573	2,116,188
	Home Depot, Inc. (The)	8,500	1,587,035
	Royal Carribean Cruises Ltd.	24,500	788,165
*	ServiceMaster Global Holdings, Inc.	60,000	1,620,000
*	Skyline Champion Corp.	47,000	736,960
	Starbucks Corp.	18,000	1,183,320
	Vail Resorts, Inc.	12,000	1,772,520
			9,804,188
	CONSUMER STAPLES 3.4%
	Diageo PLC - ADR	21,000	2,669,520

	ENERGY 4.4%
	Chevron Corp.	20,700	1,499,922
	Kinder Morgan, Inc.	142,100	1,978,032
			3,477,954
	FINANCIALS 13.4%
	JPMorgan Chase & Co.	18,500	1,665,555
	MarketAxess Holdings, Inc.	5,000	1,662,850
	Marsh & McLennan Cos., Inc.	19,500	1,685,970
	Morgan Stanley	72,200	2,454,800
	Progressive Corp. (The)	22,000	1,624,480
*	SVB Financial Group	10,200	1,541,016
			10,634,671
	HEALTH CARE 20.0%
	Becton, Dickinson and Co.	9,100	2,090,907
	Cerner Corp.	34,000	2,141,660
	Cooper Cos., Inc.	8,200	2,260,494
	Danaher Corp.	18,000	2,491,380
*	Edwards Lifesciences Corp.	13,100	2,470,922
	STERIS PLC	14,064	1,968,538
	UnitedHealth Group, Inc.	9,800	2,443,924
			15,867,825
	INDUSTRIALS 6.3%
	IHS Markit, Ltd.	43,000	2,580,000
*	Middleby Corp. (The)	9,345	531,544
	Raytheon Co.	14,100	1,849,215
			4,960,759

	INFORMATION TECHNOLOGY 24.9%
	Accenture PLC - Class A	12,500	2,040,750
	Analog Devices, Inc.	17,750	1,591,288
	Apple, Inc.	15,230	3,872,837
	Microsoft Corp.	36,200	5,709,102
*	PTC, Inc.	35,000	2,142,350
*	Tyler Technologies, Inc.	2,700	800,712
	Visa, Inc. - Class A	22,400	3,609,088
			19,766,127
	MATERIALS 3.0%
	Avery Dennison Corp.	23,500	2,393,945

	REAL ESTATE 5.3%
	American Tower Corp.	19,500	4,246,125
	Total Common Stocks (Cost: $62,256,041)		77,575,374

	Short-Term Investments 0.6%
	(percentage of net assets)
	MONEY MARKET FUND 0.6%
	First American Government Obligations Fund - Class X - 0.43% [a]	509,637	509,637
	Total Short-Term Investments (Cost: $509,637)		509,637

	Total Investments 98.4% (Cost: $62,765,678)		$78,085,011
	Cash and other assets, less liabilities 1.6%		1,262,272
	Net Assets 100.0%		$79,347,283

ADR	American Depositary Receipt
*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’
process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2020	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stock*	$77,575,374	$-	$-	$77,575,374
Short-Term Investments	509,637	-	-	509,637
Total Investments in Securities	$78,085,011	$-	$-	$78,085,011

*	Refer to the Fund's Portfolio Holdings for the breakdown of major categories